Amounts in Noah Investment and its Subsidiaries and the Consolidated Fund Included in Consolidated Financial Statements (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 1,906,753		¥ 2,982,510	¥ 2,132,924	$ 293,063
Long-term investments	988,266		346,920		151,894
Other income	91,777	$ 14,105	66,256	76,060
Increase in amounts due to the Group's subsidiaries	479,138	74	125,714	161,666
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Cash and cash equivalents	394,672		312,278		60,660
Long-term investments	192,920		81,168		29,651
Amounts due to the Group's subsidiaries	498,557		125,714		$ 76,627
Operating cost and expenses	(361,765)	(55,602)	(452,182)	(624,541)
Other income	43,281	$ 6,652	¥ 67,038	¥ 39,115
Variable Interest Entity, Primary Beneficiary | Consolidated Fund
Variable Interest Entity [Line Items]
Cash and cash equivalents	11,641
Long-term investments	49,029
Amounts due to the Group's subsidiaries	19,519
Operating cost and expenses	(863)
Other income	¥ 3,667